Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Information Used to Compute Basic and Diluted EPS
The information used to compute basic and diluted EPS attributable to Howmet common shareholders was as follows (shares in millions in the table below):

For the year ended December 31,	2025	2024	2023
Net income attributable to common shareholders	$1,508	$1,155	$765
Less: preferred stock dividends declared	2	2	2
Net income available to Howmet Aerospace common shareholders - basic and diluted	$1,506	$1,153	$763

Average shares outstanding - basic	404	408	412
Effect of dilutive securities:
Stock and performance awards	2	2	4
Average shares outstanding - diluted	406	410	416